Equity-Based Compensation - Narrative (Details) $ / shares in Units, $ in Thousands		1 Months Ended				3 Months Ended		12 Months Ended			13 Months Ended
	Dec. 31, 2018 USD ($) shares	Feb. 28, 2019	Mar. 31, 2017 USD ($) shares	Jan. 31, 2017 $ / shares shares	Jan. 28, 2017	Mar. 31, 2019 USD ($) shares	Mar. 31, 2018 USD ($)	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Jan. 31, 2019	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of shares vested						$ 8,500	$ 105,000	$ 111,200	$ 31,900	$ 9,900
Aggregate unrecognized compensation cost related to restricted stock granted	$ 35,700					$ 53,000		$ 35,700
Weighted average period of expected cost						2 years 3 months 18 days		2 years
Share-based compensation expenses								$ 38,928	150,694	$ 13,012
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period						3 years		3 years
Service period						3 years		3 years
LTIP Units | CLNS Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares reserved for future issuance, annual increase, percent	2.00%					2.00%		2.00%
Common stock, shares reserved for future issuance | shares	44,700,000					54,400,000		44,700,000
Conversion of units, conversion ratio						1		1
DSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period						1 year		1 year
Managed Company Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate unrecognized compensation cost related to restricted stock granted	$ 14,400					$ 28,300		$ 14,400
Weighted average period of expected cost						2 years 4 months 24 days		2 years 3 months 18 days
Share-based compensation expenses						$ 2,800	$ 800	$ 9,600
Class A Common Stock | PSU
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Measurement period						3 years		3 years
Colony NorthStar
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of shares									$ 660,000
Colony NorthStar | Class A Common Stock | Director Stock Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of shares (in shares) | shares				44,464
Townsend | Restricted Stock | NSAM Stock Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Conversion of stock, conversion ratio					1
Certain Employees | American Healthcare Investors, LLC | Class A Common Stock | CLNS Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of shares (in shares) | shares			70,261
Issuance of shares			$ 1,000
Executive Officer | Restricted Stock | CLNS Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of shares (in shares) | shares				4,669,518
Volume weighted average price of stock, number of trading days				5 days
Floor price (USD per share) | $ / shares				$ 15.00
Executive Officer | LTIP Units | CLNS Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of shares (in shares) | shares				3,506,387
Minimum | Class A Common Stock | PSU
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued, percent of PSU granted						0.00%		0.00%
Maximum | Class A Common Stock | PSU
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued, percent of PSU granted	200.00%	125.00%				200.00%		200.00%			200.00%
American Healthcare Investors, LLC | American Healthcare Investors, LLC | NSAM Stock Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ownership percentage												43.00%
Subsequent Event | Maximum | Class A Common Stock | PSU
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued, percent of PSU granted		125.00%